NOTES PAYABLE	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
NOTES PAYABLE

NOTE 11 – NOTES PAYABLE

The balance of the Notes Payable outstanding as of March 31, 2022, and December 31, 2021, was $1,142,542 and $869,157, respectively. The balances as of December 31, 2021 were comprised of two notes amounting to $12,000 and an 8% note for $857,157 due to Ylimit payable on September 30, 2022. The two notes for $12,000 are past due an continue to accrue interest.

During the three months ended March 31, 2022, the Company added $273,385 in note liabilities pursuant to the Stage It acquisition. These notes currently are not accruing interest.

NOTE 8 – NOTES PAYABLE

The balance of the Notes Payable outstanding was $869,157 and $34,000 as of December 31, 2021, and December 31, 2020, respectively. The balances as of December 31, 2021 was comprised of two notes amounting to $12,000 and an 8% note for $857,157 due to Ylimit payable on September 30, 2022. The two notes for $12,000 are past due an continue to accrue interest.

Stage It Corp [Member]
NOTES PAYABLE

NOTE 5 – NOTES PAYABLE

The following table sets forth the components of the Company’s notes payable on September 30, 2021, and December 31, 2020.

	September 30, 2021	December 31, 2020
Notes payable (a)	$879,722	$179,000
Convertible notes related party-past due (b)	547,500	547,500
Convertible notes-past due (b)	315,000	315,000
Total notes payable	$1,742,422	$1,041,500

(a)	Notes payable are comprised of a note for $179,000 at 15% interest in both period that is past due, a promissory note for $250,000 at 15% interest, advances of $35,000, and $415,922 in loans under the terms of revenue factoring agreement with three different lenders at an average rate of 18%
(b)	The Company entered into several convertible promissory notes in 2013, 2014 and 2015 with several related parties (see Note 3) and third parties. These notes were issued to fund the early growth of the Company. The notes were issued at 18% interest compound annually and can only convert to common stock upon the occurrence of a qualified funding, which has not occurred